ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details)			3 Months Ended	22 Months Ended
	Jul. 19, 2016 USD ($)	Jun. 28, 2016 USD ($) payment	Dec. 31, 2016 USD ($)	Jul. 18, 2016 USD ($)	Dec. 31, 2017 USD ($)	Apr. 04, 2017 USD ($)	Aug. 18, 2016 USD ($)	Mar. 01, 2016 USD ($)
Fair value of assets and liabilities acquired
Goodwill			$ 502,000,000		$ 1,301,000,000
Restricted cash and cash equivalents			84,000,000		33,000,000
Brazilian regulated gas transmission operation
Consideration transferred
Cash						$ 1,306,000,000
Deferred consideration, acquisition-date fair value						262,000,000
Total consideration						1,568,000,000
Fair value of assets and liabilities acquired
Cash and cash equivalents						89,000,000
Accounts receivable and other						317,000,000
Intangible assets						5,515,000,000
Goodwill						804,000,000
Accounts payable and other						(202,000,000)
Deferred income tax and other liabilities						(946,000,000)
Net assets acquired before non-controlling interest						5,577,000,000
Non-controlling interest						(4,009,000,000)
Net assets acquired						$ 1,568,000,000
Deferred consideration, interest accrual						3.35%
Aggregated individually immaterial business combinations
Consideration transferred
Cash					9,000,000
Consideration payable					18,000,000
Total consideration					27,000,000
Fair value of assets and liabilities acquired
Accounts receivable and other					28,000,000
Property, plant and equipment					100,000,000
Goodwill					11,000,000
Deferred income tax and other liabilities					(31,000,000)
Non-recourse borrowings					(30,000,000)
Net assets acquired before non-controlling interest					78,000,000
Non-controlling interest					(51,000,000)
Net assets acquired					$ 27,000,000
Australian port operation
Consideration transferred
Cash							$ 13,000,000
Common shares of Asciano Limited							132,000,000
Total consideration							145,000,000
Fair value of assets and liabilities acquired
Cash and cash equivalents							12,000,000
Accounts receivable and other							233,000,000
Assets classified as held for sale							115,000,000
Property, plant and equipment							225,000,000
Intangible assets							69,000,000
Goodwill							199,000,000
Liabilities directly associated with assets classified as held for sale							(58,000,000)
Deferred income tax and other liabilities							(109,000,000)
Non-recourse borrowings							(181,000,000)
Net assets acquired before non-controlling interest							505,000,000
Non-controlling interest							(360,000,000)
Net assets acquired							$ 145,000,000
Gain (loss) on disposition of business			0
North American gas storage operation
Consideration transferred
Cash	$ 67,000,000
Senior notes	141,000,000
Working capital credit facility	19,000,000
Total consideration	227,000,000
Fair value of assets and liabilities acquired
Cash and cash equivalents	15,000,000
Accounts receivable and other	99,000,000
Inventory	39,000,000
Property, plant and equipment	825,000,000
Goodwill	82,000,000
Deferred income tax and other liabilities	(148,000,000)
Non-recourse borrowings	(337,000,000)
Net assets acquired before non-controlling interest	575,000,000
Non-controlling interest	(348,000,000)
Net assets acquired	227,000,000
North American gas storage operation | Credit facility
Consideration transferred
Senior notes	117,000,000
Fair value of assets and liabilities acquired
Notes and debentures issued	104,000,000
Other operating income (expense)	24,000,000			$ 13,000,000
North American gas storage operation | Brookfield Sponsored Partnership
Consideration transferred
Cash	170,000,000
North American gas storage operation | Brookfield Sponsored Partnership | Senior notes
Consideration transferred
Consideration payable	357,000,000
North American gas storage operation | Brookfield Sponsored Partnership | Credit facility
Consideration transferred
Consideration payable	$ 48,000,000
Peruvian toll roads
Consideration transferred
Cash		$ 118,000,000
Consideration payable		9,000,000	$ 9,000,000
Total consideration		127,000,000
Fair value of assets and liabilities acquired
Cash and cash equivalents		115,000,000
Accounts receivable and other		121,000,000
Property, plant and equipment		6,000,000
Intangible assets		973,000,000
Goodwill		139,000,000
Deferred income tax and other liabilities		(160,000,000)
Non-recourse borrowings		(441,000,000)
Net assets acquired before non-controlling interest		753,000,000
Non-controlling interest		(626,000,000)
Net assets acquired		$ 127,000,000
Purchase price number of payments | payment		4
Duration of service concession agreement		30 years
Restricted cash and cash equivalents		$ 114,000,000
Indian toll roads
Consideration transferred
Cash								$ 42,000,000
Total consideration								42,000,000
Fair value of assets and liabilities acquired
Accounts receivable and other								38,000,000
Property, plant and equipment								7,000,000
Financial assets								142,000,000
Intangible assets								147,000,000
Accounts payable and other								(38,000,000)
Non-recourse borrowings								(202,000,000)
Deferred income tax assets								10,000,000
Net assets acquired before non-controlling interest								104,000,000
Non-controlling interest								(62,000,000)
Net assets acquired								$ 42,000,000